Income Taxes (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Tax expense (benefit) at statutory rate			$ (1,158,300)	$ 987,000	$ (15,000)
Prepayment from related parties			(286,300)	286,300
Net operating loss carryforwards (NOLs)			717,600	(345,000)	15,000
Stock-based compensation expense			8,000
Amortization expense			(168,300)	(28,100)
Others			4,100	(15,400)
Tax (benefit) at effective tax rate	$ 9,889	$ (816,000)	$ (883,200)	$ 884,800